Debt (US Dollar-denominated Debt) (Details) - US Dollar-Denominated [Member] $ in Millions, $ in Millions	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Debt outstanding	$ 10,011	$ 7,707	$ 10,273	$ 7,533
Notes and debentures [Member]
Debt Instrument [Line Items]
Debt outstanding		6,650		6,650
Commercial paper [Member]
Debt Instrument [Line Items]
Debt outstanding		983		862
Finance lease liability [Member]
Debt Instrument [Line Items]
Debt outstanding		$ 74
Capital lease obligations [Member]
Debt Instrument [Line Items]
Debt outstanding				$ 21